UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07055

T. Rowe Price Dividend Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDGX Dividend Growth Fund –
.
TADGX Dividend Growth Fund–
.
Advisor  Class
PDGIX Dividend Growth Fund–
.
I  Class
TRZDX Dividend Growth Fund–
.
Z Class

T. ROWE PRICE Dividend Growth Fund
HIGHLIGHTS
Despite posting significant positive absolute returns, the Dividend Growth Fund underperformed the benchmark S&P 500 Index and its peer group, the Lipper
Large-Cap Core Funds Index, for the 12-month period ended December 31,
2023.
Underperformance was concentrated in three sectors that led benchmark returns—information technology, consumer discretionary, and communication services. Our dividend growth mandate prevents us from owning many high-
performing names in those sectors, providing significant headwinds to relative performance. Against the style-specific Nasdaq US Dividend Achievers Index, however, we outperformed for the year due to stock selection, demonstrating the strength of our bottom-up process within our investable universe.
We continue to seek compelling risk/reward opportunities, with the information technology sector our largest on an absolute basis, followed by health care and industrials and business services.
Our preference is for high-quality companies with durable growth traits. We continue to build positions in companies with compelling risk/reward profiles and strong dividend growth prospects on a multiyear view.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Dividend Growth Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Dividend Growth Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Dividend Growth Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks dividend income and long-term capital growth primarily through investments in stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Dividend Growth Fund returned 13.65% (net of fees) for the 12-month period ended December 31, 2023. The fund underperformed its primary benchmark, the S&P 500 Index, and its peer group, the Lipper Large-Cap Core
Funds Index. The fund also underperformed its peer group in the Morningstar
Large Blend category. (Returns for the Advisor, I, and Z Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results .)
The fund’s Board of
Directors declared an annual
dividend of $0.2408 per
share (distributions may
vary for the fund’s Advisor,
I, and Z Class shares) on
December 12, 2023. Dividend
distributions for the year
to date totaled $0.7308 per
share. Shareholders should
have already received a
check or statement reflecting
these distributions.
What factors influenced the fund’s performance?
U.S. equities climbed in 2023, as measured by the S&P 500 Index, which climbed 26.29%. Our style-specific benchmark, the Nasdaq US Broad Dividend
Achievers Index, advanced by 11.88%, demonstrating the challenging relative environment for dividend growers. Early in the period, enthusiasm over the proliferation of generative artificial intelligence (AI) pushed mega-cap, tech-
levered names higher in a narrow market. Later in the year, favorable economic data signaled to investors that restrictive monetary policy may stabilize or ease, pushing equities higher as the year closed.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Dividend Growth Fund –
.
6.38% 13.65%
Dividend Growth Fund–
.
Advisor  Class 6.23 13.35
Dividend Growth Fund–
.
I  Class 6.45 13.79
Dividend Growth Fund–
.
Z  Class 6.72 14.38
S&P 500 Index 8.04 26.29
Lipper Large-Cap
Core Funds Index 8.67 24.65

T. ROWE PRICE Dividend Growth Fund

While the portfolio participated with strong absolute returns, extremely narrow market leadership was a headwind for relative performance against the broad market benchmark as high-beta, growth-oriented companies led the way, particularly non-dividend-paying big tech companies, most of which we do not own given our dividend growth mandate. Against the style-specific benchmark, however, the portfolio outperformed largely due to favorable stock selection.
Our focus remains on buying and holding high-quality companies that have strong balance sheets, durable cash flow generation, and increasing dividends, and we remain confident that our strategy has the potential to generate strong risk-adjusted returns.
An underweight allocation in information technology detracted, as did stock choices in the sector. A large portion of sector performance within the broad market benchmark was concentrated in select names that either pay no dividend or pay a nominal one that does not fit our investment criteria for dividend commitment, creating an outsized impact on portfolio performance. Not owning NVIDIA, one of the largest beneficiaries of AI enthusiasm, detracted. Our position in Texas Instruments, the market leader in analog and mixed-signal semiconductors, detracted as shares advanced but did not keep pace with the broader sector. We view it as one of the highest-
quality companies in its space, with an attractive track record of long-term capital management. We believe the compounding effects of its competitive advantages have the potential to drive free cash flow growth over the long term.
Stock selection added value against the style-specific benchmark, however, demonstrating the quality of our holdings in our investable universe. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
In the consumer discretionary sector, unfavorable stock selection weighed on returns. A pair of non-dividend-paying companies that do not meet our investment criteria—Tesla and Amazon.com—led returns in the sector. Our position in Ross Stores, which provides a compelling mix of name brand and designer apparel and home fashion at price points that resonate strongly with value-conscious consumers, detracted from relative returns. Shares advanced as low-end consumer spending trends normalized, but performance lagged sector peers. We like the company for its position in the attractive off-price retail segment, as well as its strong balance sheet. Against our style-specific benchmark, stock selection boosted relative returns, further demonstrating the strength of our bottom-up process within our investable universe.
Our underweight position in the communication services sector also pulled down relative returns. Many companies within the sector do not pay a dividend or meet our investment criteria, and one of them—Meta Platforms, parent company of Facebook—led sector returns.

T. ROWE PRICE Dividend Growth Fund

Conversely, stock choices within industrials and business services added value.
Our position in General Electric boosted relative returns as the spinoff of GE’s health care segment cleaned up the existing company’s balance sheet, improved performance in its energy segment, and provided visibility to the promise of its aerospace division. We believe the upside potential of the aerospace division as well as the self-help potential in its power business could launch an attractive multiyear growth trajectory, while the improved post-spinoff balance sheet could help the company deliver more value to shareholders as performance improves. The sector also led relative returns against the style-specific benchmark.
An average underweight to the energy sector also boosted relative returns during the period as the sector ended lower given falling oil and natural gas prices. Over the course of the year, we shifted our underweight to a modest overweight given a shift in our structural long-term energy view and improving capital allocation practices within the sector. We continue to seek companies in the space with strong balance sheets and favorable capital allocation structures.
How is the fund positioned?
As shown in the Sector Diversification table, the fund’s largest allocations at the end of the period were in information technology, health care, industrials and business services, and financials. These are sectors where we believe we can find high-quality companies with sustainable competitive advantages, durable business models, attractive valuations, and potential for strong dividend growth.
Our largest purchasing activity during the year came within information technology, where we added exposure to AI capabilities through names that fit our dividend growth criteria. We made significant additions within the semiconductor industry, including a recent initiation in Analog Devices, a high-quality analog consolidator. We view it as one of the best companies in its space, with a high-value product portfolio with attractive end markets and underappreciated free cash flow potential. Elsewhere in the industry, we added shares of Applied Materials, Microchip Technology, and KLA Corp.
In our view, these companies have the potential for durable growth due to their product lines and also boast attractive shareholder return profiles. We also added to a pair of top portfolio holdings within the sector in Microsoft and Apple.
We made several initiations in the energy sector to add exposure to a space we feel is undergoing structural productivity changes. We initiated a position in Schlumberger, the global leader in oil field services. Schlumberger is a technological leader in its field with attractive scale and a strong reputation for performance, and we believe the company has the potential to be a beneficiary

T. ROWE PRICE Dividend Growth Fund

of the ongoing international capital expenditure exploration cycle, which could continue for several years, particularly internationally, where the company makes most of its revenue. We also added a position in EQT, the largest producer of natural gas in the U.S., as a high-quality way to increase exposure to the commodity where we feel fundamentals have improved.
Elsewhere in the portfolio, we found pockets of opportunities to increase our positions in select areas, adding to durable, high-quality companies with compelling risk/reward profiles and strong multiyear dividend growth prospects. In many cases, these companies have already experienced their periods of weakness, which are priced into valuation and thus create meaningful upside for the portfolio as fundamentals improve. We added positions in McKesson, the largest North American drug distributor and a distributor of ambulatory medical/surgical supplies with a focus on the oncology ecosystem and biopharma manufacturer services, as well as Target, an above-average retailer that offers compelling value to its customers backed by its strong merchandising and omnichannel operations.
Several other recent positions
fit into this theme. In the
second half of the year,
we initiated positions in
T-Mobile US, the large U.S.
wireless carrier with the
best management team and
shareholder alignment in its
industry, and CSX, a railroad
that executes well in a strong
industry backdrop with
attractive dividend growth
potential. We also added
to our existing position
in Colgate-Palmolive, the
world’s leading oral care
products provider, as it
utilizes pricing power and
volume improvements
to potentially unlock
shareholder value.
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Information Technology   18.7% 19.6%
Health Care   17.1 16.4
Industrials and Business
Services   15.0 15.7
Financials   15.1 15.5
Consumer Staples   10.0 8.9
Consumer Discretionary   6.9 7.2
Energy   3.3 4.2
Materials   4.2 3.9
Real Estate   2.6 2.5
Utilities   3.0 2.4
Communication Services   0.5 0.6
Other and Reserves   3.6 3.1
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Dividend Growth Fund

Our largest net sales came in the financials sector. We eliminated our positions in CME Group, a diversified futures exchange, and Fidelity National
Information Services, a global payment processor, when risk/reward and growth prospects turned unfavorable. We used proceeds from the sales to fund more attractive ideas elsewhere in the portfolio.
What is portfolio management’s outlook?
As we begin 2024, market sentiment is the exact opposite of 2023, when everyone was bearish and the market surged. Following a strong, valuation-
driven market in 2023, and with bullish sentiment and expectations for a soft landing prevalent, the risk could be to the downside should a less-than-perfect scenario unfold.
A combination of slower expected earnings growth and higher long-term interest rates is not consistent with multiple expansion or the continued
outperformance of long duration stocks. It is challenging to see a scenario in which we get a repeat of the S&P 500’s stellar return, driven by just a handful of names and multiple expansion. Our expectation is for more muted market returns going forward but with broader market participation. This is a time to be selective, with our expectation being for an environment that once again rewards fundamentals. We believe this should provide a more positive backdrop for dividend growth as a category moving forward.
As always, our focus remains on buying and holding high-quality companies that have strong balance sheets, durable cash flow generation, and increasing dividends that have proven to compound value over time. While there will be periods of time when dividend growers outperform and others when they underperform, over time, they have outperformed and, importantly, done so with lower volatility.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Dividend Growth Fund

RISKS OF STOCK INVESTING
A fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Funds investing in stocks with a dividend orientation may have somewhat lower potential for price appreciation than those concentrating on rapidly growing firms. Also, a company may reduce or eliminate its dividend.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: The Nasdaq Broad Dividend Achievers Index is composed of U.S.
accepted securities with at least 10 consecutive years of increasing annual regular dividend payments.
Note: The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”);
Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC
(“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

T. ROWE PRICE Dividend Growth Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Microsoft 6.5%
Apple 4.5
Visa 2.2
UnitedHealth Group 2.1
Accenture 1.9
JPMorgan Chase 1.9
Chubb 1.9
General Electric 1.8
Marsh & McLennan 1.7
Thermo Fisher Scientific 1.6
Roper Technologies 1.6
Eli Lilly 1.5
McKesson 1.5
Honeywell International 1.4
Mondelez International 1.4
Ross Stores 1.3
Home Depot 1.3
Linde 1.3
KLA 1.2
Hilton Worldwide Holdings 1.2
Exxon Mobil 1.2
Broadridge Financial Solutions 1.2
Amphenol 1.2
Bank of America 1.1
Danaher 1.1
Total 45.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Dividend Growth Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
DIVIDEND GROWTH FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Dividend Growth Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Dividend Growth Fund –
.
13.65% 13.93% 11.27% – –
Dividend Growth Fund–
.
Advisor  Class 13.35 13.63 10.97 – –
Dividend Growth Fund–
.
I  Class 13.79 14.07 – 12.42% 12/17/15
Dividend Growth Fund–
.
Z  Class 14.38 – – 9.37 2/22/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor,
03
I , and
0.04
Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Dividend Growth Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Dividend Growth Fund 0.64%
Dividend Growth Fund–Advisor Class 0.90
Dividend Growth Fund–I Class 0.50
Dividend Growth Fund–Z Class 0.49
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Dividend Growth Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
DIVIDEND GROWTH FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,063.80 $3.33
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.98   3.26
Advisor Class
Actual   1,000.00   1,062.30   4.68
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.67   4.58
I Class
Actual   1,000.00   1,064.50   2.65
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.63   2.60
Z Class
Actual   1,000.00   1,067.20   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.64%,
the
2
Advisor Class was 0.90%, the
3
I Class was 0.51%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Dividend Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 64.10 $ 74.07 $ 60.01 $ 53.32 $ 41.47
Investment activities
Net investment income
(1)(2)
0.83 0.72 0.59 0.62 0.68
Net realized and unrealized gain/
loss 7.85 (8.25) 14.95 6.69 12.12
Total from investment activities 8.68 (7.53) 15.54 7.31 12.80
Distributions
Net investment income (0.82) (0.73) (0.58) (0.62) (0.66)
Net realized gain (1.15) (1.71) (0.90) — (0.29)
Total distributions (1.97) (2.44) (1.48) (0.62) (0.95)
NET ASSET VALUE
End of period $ 70.81 $ 64.10 $ 74.07 $ 60.01 $ 53.32
Ratios/Supplemental Data
Total return
(2)(3)
13.65% (10.23)% 26.04% 13.93% 31.02%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.64% 0.64% 0.62% 0.63% 0.62%
Net expenses after waivers/
payments by Price Associates 0.64% 0.64% 0.62% 0.63% 0.62%
Net investment income 1.24% 1.08% 0.88% 1.19% 1.40%
Portfolio turnover rate 15.9% 15.5% 12.3% 13.1% 7.1%
Net assets, end of period (in
millions) $12,279 $11,086 $14,625 $12,078 $10,165
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dividend Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 64.03 $ 73.98 $ 59.95 $ 53.26 $ 41.42
Investment activities
Net investment income
(1)(2)
0.65 0.55 0.40 0.47 0.54
Net realized and unrealized gain/
loss 7.84 (8.22) 14.93 6.69 12.11
Total from investment activities 8.49 (7.67) 15.33 7.16 12.65
Distributions
Net investment income (0.65) (0.57) (0.40) (0.47) (0.52)
Net realized gain (1.15) (1.71) (0.90) — (0.29)
Total distributions (1.80) (2.28) (1.30) (0.47) (0.81)
NET ASSET VALUE
End of period $ 70.72 $ 64.03 $ 73.98 $ 59.95 $ 53.26
Ratios/Supplemental Data
Total return
(2)(3)
13.35% (10.45)% 25.68% 13.62% 30.66%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.90% 0.90% 0.89% 0.90% 0.91%
Net expenses after waivers/
payments by Price Associates 0.90% 0.90% 0.89% 0.90% 0.91%
Net investment income 0.98% 0.83% 0.60% 0.91% 1.12%
Portfolio turnover rate 15.9% 15.5% 12.3% 13.1% 7.1%
Net assets, end of period (in
thousands) $355,667 $352,408 $438,861 $345,694 $346,106
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dividend Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 64.07 $ 74.05 $ 59.98 $ 53.30 $ 41.46
Investment activities
Net investment income
(1)(2)
0.92 0.83 0.67 0.68 0.74
Net realized and unrealized gain/
loss 7.84 (8.26) 14.95 6.69 12.11
Total from investment activities 8.76 (7.43) 15.62 7.37 12.85
Distributions
Net investment income (0.91) (0.84) (0.65) (0.69) (0.72)
Net realized gain (1.15) (1.71) (0.90) — (0.29)
Total distributions (2.06) (2.55) (1.55) (0.69) (1.01)
NET ASSET VALUE
End of period $ 70.77 $ 64.07 $ 74.05 $ 59.98 $ 53.30
Ratios/Supplemental Data
Total return
(2)(3)
13.79% (10.10)% 26.20% 14.08% 31.16%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.51% 0.50% 0.49% 0.50% 0.50%
Net expenses after waivers/
payments by Price Associates 0.51% 0.50% 0.49% 0.50% 0.50%
Net investment income 1.38% 1.26% 1.00% 1.31% 1.53%
Portfolio turnover rate 15.9% 15.5% 12.3% 13.1% 7.1%
Net assets, end of period (in
millions) $10,154 $8,671 $6,815 $5,541 $4,229
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dividend Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 64.14 $ 74.12 $ 60.84
Investment activities
Net investment income
(2)(3)
1.25 1.15 0.86
Net realized and unrealized gain/loss 7.87 (8.26) 14.22
Total from investment activities 9.12 (7.11) 15.08
Distributions
Net investment income (1.23) (1.16) (0.90)
Net realized gain (1.15) (1.71) (0.90)
Total distributions (2.38) (2.87) (1.80)
NET ASSET VALUE
End of period $ 70.88 $ 64.14 $ 74.12
Ratios/Supplemental Data
Total return
(3)(4)
14.38% (9.66)% 24.98%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.50% 0.49% 0.49%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(5)
Net investment income 1.88% 1.73% 1.46%
(5)
Portfolio turnover rate 15.9% 15.5% 12.3%
Net assets, end of period (in millions) $450 $434 $545
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dividend Growth Fund
December 31, 2023

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.8%
COMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
T-Mobile U.S.  805,200 129,098
Total Communication Services 129,098
CONSUMER DISCRETIONARY 7.1%
Hotels, Restaurants & Leisure 3.6%
Hilton Worldwide Holdings  1,572,403 286,319
Las Vegas Sands  1,806,745 88,910
Marriott International, Class A  283,153 63,854
McDonald's  869,075 257,689
Yum! Brands  990,861 129,466
826,238
Specialty Retail 3.0%
Home Depot  853,175 295,668
Ross Stores  2,251,484 311,583
Tractor Supply  (1) 395,260 84,992
692,243
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B  1,074,499 116,658
116,658
Total Consumer Discretionary 1,635,139
CONSUMER STAPLES 8.9%
Beverages 2.5%
Coca-Cola  4,374,621 257,796
Constellation Brands, Class A  421,155 101,814
PepsiCo  1,359,879 230,962
590,572
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale  211,629 139,692
Dollar General  434,503 59,071
Target  835,400 118,978
Walmart  1,500,188 236,504
554,245
Food Products 1.7%
Mondelez International, Class A  4,430,951 320,934
Nestle (CHF)  708,404 82,118
403,052

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products 1.0%
Colgate-Palmolive  2,990,586 238,380
238,380
Personal Care Products 0.4%
Kenvue  4,668,126 100,505
100,505
Tobacco 0.9%
Philip Morris International  2,206,840 207,620
207,620
Total Consumer Staples 2,094,374
ENERGY 4.2%
Energy Equipment & Services 1.0%
Schlumberger  4,463,300 232,270
232,270
Oil, Gas & Consumable Fuels 3.2%
EOG Resources  1,666,059 201,510
EQT  3,291,500 127,249
Exxon Mobil  2,774,508 277,395
TotalEnergies (EUR)  779,346 52,995
Williams  2,413,800 84,073
743,222
Total Energy 975,492
FINANCIALS 15.5%
Banks 3.8%
Bank of America  7,779,797 261,946
JPMorgan Chase  2,575,148 438,033
Wells Fargo  3,692,606 181,750
881,729
Capital Markets 3.2%
Charles Schwab  3,673,446 252,733
Goldman Sachs Group  306,950 118,412
Morgan Stanley  2,587,409 241,276
S&P Global  293,352 129,227
741,648
Consumer Finance 0.9%
American Express  1,167,374 218,696
218,696
Financial Services 2.2%
Visa, Class A  1,971,339 513,238
513,238

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Insurance 5.4%
Aon, Class A  440,147 128,092
Chubb  1,909,422 431,529
Hartford Financial Services Group  1,721,770 138,396
Marsh & McLennan  2,029,885 384,602
Progressive  1,032,638 164,479
1,247,098
Total Financials 3,602,409
HEALTH CARE 16.4%
Biotechnology 0.9%
AbbVie  1,337,701 207,304
207,304
Health Care Equipment & Supplies 2.8%
Becton Dickinson & Company  996,992 243,097
GE HealthCare Technologies  1,691,439 130,782
Medtronic  555,355 45,750
Stryker  813,932 243,740
663,369
Health Care Providers & Services 4.9%
Cigna Group  399,235 119,551
Elevance Health  397,233 187,319
McKesson  731,890 338,850
UnitedHealth Group  929,289 489,243
1,134,963
Life Sciences Tools & Services 3.6%
Agilent Technologies  1,464,636 203,628
Danaher  1,129,193 261,227
Thermo Fisher Scientific  686,429 364,350
829,205
Pharmaceuticals 4.2%
AstraZeneca, ADR  3,613,144 243,346
Eli Lilly  596,540 347,735
Johnson & Johnson  947,347 148,487
Zoetis  1,155,121 227,986
967,554
Total Health Care 3,802,395
INDUSTRIALS & BUSINESS SERVICES 15.7%
Aerospace & Defense 1.8%
Howmet Aerospace  3,410,671 184,586
Northrop Grumman  502,468 235,225
419,811

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Building Products 0.6%
Trane Technologies  562,324 137,151
137,151
Commercial Services & Supplies 1.2%
Veralto  387,431 31,870
Waste Connections  1,632,172 243,634
275,504
Electrical Equipment 0.6%
Schneider Electric (EUR)  756,135 152,215
152,215
Ground Transportation 2.7%
CSX  3,545,900 122,936
JB Hunt Transport Services  553,418 110,540
Old Dominion Freight Line  359,175 145,584
Union Pacific  992,154 243,693
622,753
Industrial Conglomerates 4.8%
General Electric  3,232,732 412,594
Honeywell International  1,588,750 333,177
Roper Technologies  663,957 361,969
1,107,740
Machinery 1.9%
Cummins  376,199 90,126
Illinois Tool Works  423,990 111,060
Otis Worldwide  1,260,773 112,801
Stanley Black & Decker  1,284,094 125,970
439,957
Professional Services 2.1%
Automatic Data Processing  505,300 117,720
Broadridge Financial Solutions  1,347,466 277,241
Equifax  (1) 364,010 90,016
484,977
Total Industrials & Business Services 3,640,108
INFORMATION TECHNOLOGY 19.6%
Electronic Equipment, Instruments & Components 2.0%
Amphenol, Class A  2,719,428 269,577
TE Connectivity  1,340,764 188,377
457,954
IT Services 1.9%
Accenture, Class A  1,278,790 448,740
448,740

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices  549,100 109,029
Applied Materials  1,546,891 250,705
KLA  495,164 287,839
Microchip Technology  2,093,009 188,747
QUALCOMM  675,448 97,690
Texas Instruments  960,088 163,657
1,097,667
Software 6.5%
Microsoft  3,999,305 1,503,899
1,503,899
Technology Hardware, Storage & Peripherals 4.5%
Apple  5,445,039 1,048,333
1,048,333
Total Information Technology 4,556,593
MATERIALS 3.9%
Chemicals 2.8%
Air Products & Chemicals  332,766 91,111
Linde  706,821 290,298
Nutrien  (1) 464,256 26,152
RPM International  573,446 64,014
Sherwin-Williams  549,789 171,479
643,054
Containers & Packaging 1.1%
Avery Dennison  911,130 184,194
Ball  (1) 1,134,951 65,282
249,476
Total Materials 892,530
REAL ESTATE 2.5%
Industrial Real Estate Investment Trusts 0.5%
Rexford Industrial Realty, REIT  2,219,901 124,536
124,536
Residential Real Estate Investment Trusts 1.0%
Equity Residential, REIT  3,731,690 228,230
228,230
Specialized Real Estate Investment Trusts 1.0%
American Tower, REIT  1,062,985 229,477
229,477
Total Real Estate 582,243

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 2.4%
Electric Utilities 0.3%
NextEra Energy  1,359,578 82,581
82,581
Gas Utilities 0.5%
Atmos Energy  (1) 940,683 109,025
109,025
Multi-Utilities 1.6%
Ameren  2,163,415 156,501
CMS Energy  2,380,741 138,250
WEC Energy Group  1,038,631 87,422
382,173
Total Utilities 573,779
Total Common Stocks (Cost $11,928,785) 22,484,160
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  358,267 31,555
Total Consumer Discretionary 31,555
Total Preferred Stocks (Cost $28,867) 31,555
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 5.42%  (2)(3) 706,725,517 706,726
Total Short-Term Investments (Cost $706,726) 706,726

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.42%  (2)(3) 70,266,813 70,267
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 70,267
Total Securities Lending Collateral (Cost $70,267) 70,267
Total Investments in Securities
100.2% of Net Assets
(Cost $12,734,645) $ 23,292,708
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. All or a portion of this security is on loan at December 31, 2023.
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 38,773++
Totals $ —# $ — $ 38,773+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 887,706  ¤   ¤ $ 776,993
Total $ 776,993^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $38,773 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $776,993.

T. ROWE PRICE Dividend Growth Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $12,734,645) $ 23,292,708
Receivable for shares sold 30,749
Dividends receivable 25,906
Cash 2
Other assets 4,755
Total assets 23,354,120
Liabilities
Obligation to return securities lending collateral 70,267
Payable for shares redeemed 33,747
Investment management fees payable 9,461
Due to affiliates 87
Payable to directors 19
Other liabilities 2,046
Total liabilities 115,627
NET ASSETS $ 23,238,493

T. ROWE PRICE Dividend Growth Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 10,611,675
Paid-in capital applicable to 328,253,016 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 12,626,818
NET ASSETS $ 23,238,493
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $12,278,783; Shares outstanding:
173,400,419) $ 70.81
Advisor Class
(Net assets: $355,667; Shares outstanding: 5,029,322) $ 70.72
I Class
(Net assets: $10,154,291; Shares outstanding:
143,478,281) $ 70.77
Z Class
(Net assets: $449,752; Shares outstanding: 6,344,994) $ 70.88

T. ROWE PRICE Dividend Growth Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2,087) $ 408,955
Securities lending 1,047
Total income 410,002
Expenses
Investment management 105,831
Shareholder servicing
Investor Class $ 16,160
Advisor Class 530
I Class 810 17,500
Rule 12b-1 fees
Advisor Class 882
Prospectus and shareholder reports
Investor Class 612
Advisor Class 23
I Class 403 1,038
Proxy and annual meeting 717
Custody and accounting 590
Registration 471
Directors 76
Legal and audit 38
Miscellaneous 167
Waived / paid by Price Associates (2,168)
Total expenses 125,142
Net investment income 284,860

T. ROWE PRICE Dividend Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 423,007
Foreign currency transactions 63
Net realized gain 423,070
Change in net unrealized gain / loss
Securities 2,146,153
Other assets and liabilities denominated in foreign currencies 302
Change in net unrealized gain / loss 2,146,455
Net realized and unrealized gain / loss 2,569,525
INCREASE IN NET ASSETS FROM OPERATIONS
$ 2,854,385

T. ROWE PRICE Dividend Growth Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 284,860 $ 236,436
Net realized gain 423,070 611,736
Change in net unrealized gain / loss 2,146,455 (3,142,196)
Increase (decrease) in net assets from operations 2,854,385 (2,294,024)
Distributions to shareholders
Net earnings
Investor Class (338,936) (408,632)
Advisor Class (9,174) (12,200)
I Class (289,447) (332,263)
Z Class (15,109) (19,235)
Decrease in net assets from distributions (652,666) (772,330)
Capital share transactions
*
Shares sold
Investor Class 2,615,656 2,768,258
Advisor Class 79,982 89,547
I Class 2,030,515 3,905,115
Z Class 3,114 4,160
Distributions reinvested
Investor Class 311,692 371,841
Advisor Class 8,637 11,615
I Class 268,787 305,142
Z Class 15,109 19,235
Shares redeemed
Investor Class (2,910,989) (4,767,133)
Advisor Class (121,259) (130,045)
I Class (1,761,836) (1,328,252)
Z Class (46,163) (62,978)
Increase in net assets from capital share transactions 493,245 1,186,505

T. ROWE PRICE Dividend Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 2,694,964 (1,879,849)
Beginning of period 20,543,529 22,423,378
End of period $ 23,238,493 $ 20,543,529
*Share information (000s)
Shares sold
Investor Class 39,491 41,650
Advisor Class 1,208 1,352
I Class 30,584 58,773
Z Class 47 65
Distributions reinvested
Investor Class 4,533 5,642
Advisor Class 126 176
I Class 3,915 4,631
Z Class 221 292
Shares redeemed
Investor Class (43,563) (71,804)
Advisor Class (1,809) (1,956)
I Class (26,367) (20,086)
Z Class (687) (942)
Increase in shares outstanding 7,699 17,793

T. ROWE PRICE Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund has four classes of shares: the Dividend Growth
Fund (Investor Class), the Dividend Growth Fund–Advisor Class (Advisor Class),
the Dividend Growth Fund–I Class (I Class) and the Dividend Growth Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income;
capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from

T. ROWE PRICE Dividend Growth Fund

REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Dividend Growth Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE Dividend Growth Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of

T. ROWE PRICE Dividend Growth Fund

investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 22,196,832 $ 287,328 $ — $ 22,484,160
Preferred Stocks — 31,555 — 31,555
Short-Term Investments 706,726 — — 706,726
Securities Lending Collateral 70,267 — — 70,267
Total $ 22,973,825 $ 318,883 $ — $ 23,292,708

T. ROWE PRICE Dividend Growth Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$68,595,000; the value of cash collateral and related investments was $70,267,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,630,025,000 and $3,344,465,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Dividend Growth Fund

Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 281,917 $ 240,567
Long-term capital gain 370,749 531,763
Total distributions $ 652,666 $ 772,330
($000s)
Cost of investments $ 12,756,841
Unrealized appreciation $ 10,673,616
Unrealized depreciation (137,395)
Net unrealized appreciation (depreciation) $ 10,536,221
($000s)
Undistributed ordinary income $ 3,659
Undistributed long-term capital gain 71,795
Net unrealized appreciation (depreciation) 10,536,221
Total distributable earnings (loss) $ 10,611,675

T. ROWE PRICE Dividend Growth Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%. Effective May 1, 2021, Price Associates has contractually agreed, at least through April 30, 2025, to waive a portion of its management fee so that an individual fund fee of 0.17% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to

T. ROWE PRICE Dividend Growth Fund

June 1, 2023, the Advisor Class was not subject to a contractual expense limitation.
During the limitation period, Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
At December 31, 2023, there were no amounts subject to repayment by the fund. Any

T. ROWE PRICE Dividend Growth Fund

repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2023, expenses incurred pursuant to these service agreements were $112,000 for Price Associates; $3,218,000 for T. Rowe Price Services, Inc.; and
$318,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct
Investor Class Advisor Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 1.09% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(2,168)

T. ROWE PRICE Dividend Growth Fund

purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $134,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Dividend Growth Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Dividend Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of
T. Rowe Price Dividend Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Dividend Growth Fund, Inc. (the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statement of changes in net assets for each of the two years in the period ended
December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Dividend Growth Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Dividend Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $409,305,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $354,337,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $304,915,000 of the fund's income qualifies for the dividends-received deduction.

T. ROWE PRICE Dividend Growth Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Dividend Growth Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Dividend Growth Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Dividend Growth Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Dividend Growth Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Dividend Growth Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Dividend Growth Fund  Principal Occupation(s)
Jason R. Adams (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter J. Bates, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Dividend Growth Fund

Name (Year of Birth)
Position Held With Dividend Growth Fund  Principal Occupation(s)
Jon M. Friar (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Ryan S. Hedrick, CFA (1980)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Thomas J. Huber, CFA (1966)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Vivian Si  (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gabriel Solomon (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Steven Strycula (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Sellside Equity Research-
Executive Director, UBS Investment Bank (to 2020)
Anthony B. Wang  (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281560 F58-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$23,064	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024